Note C - Loans and Allowance for Loan Losses - Risk Category of Commercial Loans by Class of Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Loans receivable	$ 772,774	$ 777,052
Commercial Real Estate Portfolio Segment [Member]
Loans receivable	222,136	216,360
Commercial and Industrial Portfolio Segment [Member]
Loans receivable	100,023	113,243
Commercial Portfolio Segment [Member]
Loans receivable	322,159	329,603
Commercial Real Estate Owner Occupied [Member] | Commercial Real Estate Portfolio Segment [Member]
Loans receivable	55,825	61,694
Commercial Real Estate Nonowner Occupied [Member] | Commercial Real Estate Portfolio Segment [Member]
Loans receivable	131,398	117,188
Construction Loans [Member] | Commercial Real Estate Portfolio Segment [Member]
Loans receivable	34,913	37,478
Pass [Member] | Commercial and Industrial Portfolio Segment [Member]
Loans receivable	89,749	92,417
Pass [Member] | Commercial Portfolio Segment [Member]
Loans receivable	297,946	295,382
Pass [Member] | Commercial Real Estate Owner Occupied [Member] | Commercial Real Estate Portfolio Segment [Member]
Loans receivable	49,486	50,474
Pass [Member] | Commercial Real Estate Nonowner Occupied [Member] | Commercial Real Estate Portfolio Segment [Member]
Loans receivable	123,847	115,170
Pass [Member] | Construction Loans [Member] | Commercial Real Estate Portfolio Segment [Member]
Loans receivable	34,864	37,321
Criticized [Member] | Commercial and Industrial Portfolio Segment [Member]
Loans receivable	298	6,536
Criticized [Member] | Commercial Portfolio Segment [Member]
Loans receivable	3,187	14,260
Criticized [Member] | Commercial Real Estate Owner Occupied [Member] | Commercial Real Estate Portfolio Segment [Member]
Loans receivable	2,889	7,724
Criticized [Member] | Commercial Real Estate Nonowner Occupied [Member] | Commercial Real Estate Portfolio Segment [Member]
Loans receivable
Criticized [Member] | Construction Loans [Member] | Commercial Real Estate Portfolio Segment [Member]
Loans receivable
Classified [Member] | Commercial and Industrial Portfolio Segment [Member]
Loans receivable	9,976	14,290
Classified [Member] | Commercial Portfolio Segment [Member]
Loans receivable	21,026	19,961
Classified [Member] | Commercial Real Estate Owner Occupied [Member] | Commercial Real Estate Portfolio Segment [Member]
Loans receivable	3,450	3,496
Classified [Member] | Commercial Real Estate Nonowner Occupied [Member] | Commercial Real Estate Portfolio Segment [Member]
Loans receivable	7,551	2,018
Classified [Member] | Construction Loans [Member] | Commercial Real Estate Portfolio Segment [Member]
Loans receivable	$ 49	$ 157